Retirement Plans and Postretirement Costs (Details 7) $ in Thousands	12 Months Ended
Jul. 03, 2016 USD ($)
CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year	$ 105,472
Fair value of plan assets at end of year	104,460
Hedge Funds
CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year	51
Net Purchases and Sales	$ (51)
Fair value of plan assets at end of year